Segment information - Goodwill, intangible assets, property, plant and equipment geographical information (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	$ 543,169	$ 591,031
Subtotal Europe
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	336,392	354,167
Germany
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	128,034	145,837
Sweden
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	83,732	80,974
Italy
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	71,997	72,980
Poland
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	48,347	49,933
Rest of Europe
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	4,282	4,443
United States
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	72,281	70,530
South Korea
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	85,592	109,905
South Africa
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	29,319	32,007
Brazil
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	8,982	13,661
China
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	10,581	10,733
Other
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	$ 22	$ 28